Intangible assets and goodwill - Indefinite-lived intangibles (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Intangible assets and goodwill
Period of measurement of revenue growth rate			5 years
Trademarks
Intangible assets and goodwill
Impairment loss, intangible assets other than goodwill	€ 0	€ 0	€ 0	€ 0
Period of measurement of revenue growth rate			5 years
Royalty rate	2.00%	2.00%	2.00%	2.00%
Terminal revenue growth rate	2.00%	2.00%	2.00%	2.00%
Mytheresa trademark
Intangible assets and goodwill
Discount rate	9.10%	9.40%	9.10%	9.40%
THERESA trademark
Intangible assets and goodwill
Discount rate	10.40%	10.40%	10.40%	10.40%